Fair Value Measurements (Details 1) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 30,118,882	$ 34,098,812	$ 9,662,454	$ 68,919,995
Short-term investments	0	10,021,963
Restricted cash	142,200	142,168
Liability related to options and warrants	4,995,020	7,662,808
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	0	10,021,963
Cash and cash equivalents	30,118,882	34,098,812
Restricted cash	142,200	142,168
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liability related to options and warrants	$ 4,995,020	$ 7,662,808